Contingencies - Additional Information (Detail) CAD in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2016 CAD Officers	Dec. 31, 2016 CAD Subsidiary
Loss Contingencies [Line Items]
Amount related to damages | CAD	CAD 1,800	CAD 2,560
KS Centoco Ltd [Member]
Loss Contingencies [Line Items]
Number of subsidiaries sued by KS Centoco Ltd | Subsidiary		2
Percentage of equity interest owned by Company		23.00%
Percentage of equity interest owned by third party		77.00%
Number of officers sued | Officers	2
MST Automotive Inc [Member]
Loss Contingencies [Line Items]
Percentage of equity interest owned by Company		77.00%
Percentage of equity interest owned by third party		23.00%